Net Loss per Share - Schedule Of Forth The Computation Of Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Net loss attributable to common stockholders	$ (29,734)	$ (23,448)
Basic And Diluted Other Earnings Per Share Disclosures [Abstract]
Basic weighted average shares outstanding	5,104,642	5,012,722
Diluted weighted average shares outstanding	5,104,642	5,012,722
Basic net (loss) income per share	$ (5.82)	$ (4.68)
Diluted net (loss) income per share	$ (5.82)	$ (4.68)
Common Stock [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Net loss attributable to common stockholders	$ (29,734)	$ (23,448)